Financing Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Class of Financing Receivable
Direct financing leases	$ 490,747	$ 495,990
Other loan receivables
Total direct financing leases and other loan receivables	737,329	762,071
Performing | Payment activity
Class of Financing Receivable
Direct financing leases	490,747	495,990
Other loan receivables
Long-term receivable and accrued revenue included in accounts receivable and other assets	14,093	12,175
Performing | Other internal metrics
Other loan receivables
Loans to equity-accounted investees and joint venture partners	$ 232,489	$ 253,906